SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                        SCHEDULE 13D

          Under the Securities Exchange Act of 1934
                   (Amendment No. _____)*

                     Joslyn Corporation

                      (Name of Issuer)

           Common Stock, Par Value $1.25 Per Share
                Common Stock Purchase Rights

               (Title of Class of Securities)


                          481070100
                       (CUSIP Number)

Patrick W. Allender
Danaher Corporation                   Steven Ostner
1250 24th Street, N.W.                Debevoise & Plimpton
Suite 800                             875 Third Avenue
Washington, D.C. 20037                New York, NY 10022
(202) 828-0850                        (212) 909-6000

(Name, Address and Telephone Number of Person
Authorized to Receive Notices and Communications)

                       August 2, 1994

   (Date of Event which Requires Filing of this Statement)

If the filing person has previously filed a statement on
Schedule 13G to report the acquisition which is the subject of this Schedule 13D, and is filing this schedule because of Rule 13d-1(b)(3) or (4), check the following box ___.

Check the following box if a fee is being paid with the statement X . (A fee is not required only if the reporting person: (1) has a previous statement on file reporting beneficial ownership of more than five percent of the class of securities described in Item 1; and (2) has filed no amendment subsequent thereto reporting beneficial ownership of five percent or less of such class.) (See Rule 13d-7.)

Note: Six copies of this statement, including all exhibits, should be filed with the Commission. See Rule 13d-1(a) for other parties to whom copies are to be sent.

*The remainder of this cover page shall be filled out for a reporting person's initial filing on this form with respect to the subject class of securities, and for any subsequent amendment containing information which would alter disclo-sures provided in a prior cover page.

The information required on the remainder of this cover page shall not be deemed to be "filed" for the purpose of Sec-tion 18 of the Securities Exchange Act of 1934 (the "Act") or otherwise subject to the liabilities of that section of the Act but shall be subject to all other provisions of the Act (however, see the Notes).
CUSIP No. 481070100

1.   NAME OF REPORTING PERSON
     S.S OR I.R.S. IDENTIFICATION NO. OF ABOVE PERSON

               Danaher Corporation

2.   CHECK THE APPROPRIATE BOX IF A MEMBER OF A GROUP
                                                   (a) ___
                                                   (b) ___

3.   SEC USE ONLY


4.   SOURCE OF FUNDS               WC

5.   CHECK BOX IF DISCLOSURE OF LEGAL PROCEEDINGS IS
     REQUIRED PURSUANT TO ITEMS 2(d) OR 2(e)
                                                       ___

6.   CITIZENSHIP OR PLACE OF ORGANIZATION

          Delaware

  NUMBER OF    7.   SOLE VOTING POWER             543,550
   SHARES
BENEFICIALLY   8.   SHARED VOTING POWER           None
OWNED BY EACH
  REPORTING    9.   SOLE DISPOSITIVE POWER        543,550
   PERSON
    WITH       10.  SHARED DISPOSITIVE POWER      None

11.  AGGREGATE AMOUNT BENEFICIALLY OWNED BY EACH REPORTING
     PERSON
               543,550

12.  CHECK BOX IF THE AGGREGATE AMOUNT IN ROW (11) EXCLUDES
     CERTAIN SHARES
                                                       ___

13.  PERCENT OF CLASS REPRESENTED BY AMOUNT IN ROW (11)

          7.6%

14.  TYPE OF REPORTING PERSON

          CO

                STATEMENT ON SCHEDULE 13D

Item 1.   Security and Issuer.

          This statement relates to the common stock, par value $1.25 per share, of Joslyn Corporation, an Illinois corporation (the "Issuer"), and certain associated common stock purchase rights (collectively, the "Common Stock").
The principal executive office of the Issuer is located at 30 South Wacker Drive, Chicago, Illinois 60606.

Item 2.   Identity and Background.

          The name of the person filing this statement is Danaher Corporation ("Danaher"), a Delaware corporation, which has its principal office at 1250 24th Street, N.W., Suite 800, Washington, D.C. 20037. Danaher's principal business is the design, manufacture and marketing of industrial and consumer products.

          Set forth in Schedule A, which is attached hereto and incorporated by reference, are the (i) names and (ii) present principal occupations or employments of the executive officers and directors of Danaher and each person who controls Danaher. Each of such persons is a citizen of the United States of America and has a business address at the address of Danaher.

          During the last five years, neither Danaher nor, to the best knowledge of Danaher, any of its executive officers, directors or controlling persons has been convicted in a criminal proceeding (excluding traffic violations or similar misdemeanors).

          During the last five years, neither Danaher nor, to the best knowledge of Danaher, any of its executive officers, directors or controlling persons has been a party to a civil proceeding of a judicial or administrative body of competent jurisdiction where the result of such proceeding was the imposition of a judgment, decree or final order enjoining future violations of, or prohibiting or mandating activities subject to, federal or state securities laws or finding any violation with respect to such laws.

Item 3.   Source and Amount of Consideration.

          The shares of Common Stock owned by Danaher were purchased by Danaher on the open market over the period from May 29, 1994 through August 5, 1994 for an aggregate cash consideration of $13,940,191 (including brokerage commissions), using Danaher's general corporate funds. Danaher anticipates that any future purchases of Common Stock will be paid for out of its general corporate funds.

Item 4.   Purpose of Transaction.

          Danaher purchased the shares of Common Stock reported herein as an investment. Danaher is presently considering the acquisition of additional shares of Common Stock (subject to market conditions and any required filings with governmental authorities) in privately negotiated or open-market transactions. Concurrently with the filing of this statement, the Company is filing with the Federal Trade Commission a notification with respect to the possible acquisition by it of shares of Common Stock having a value exceeding $15 million, which amount includes the value of the shares of Common Stock reported hereby. Depending upon Danaher's evaluation of the Issuer's business and prospects and upon future developments, market conditions and alternative investment opportunities and uses of funds, Danaher may determine to increase, decrease or dispose of its holdings of Common Stock in one or more privately negotiated or open-market transactions or otherwise, on such terms and at such times as Danaher considers desirable.

          Other than as described above, Danaher has no present plans or proposals that relate to or would result in any of the actions set forth in subparagraphs (a)-(j) of the instructions to item 4.

Item 5.   Interest in Securities of the Issuer.

          As of the close of business on August 12, 1994, Danaher beneficially owned 543,550 shares of Common Stock. Such securities in the aggregate constituted approximately 7.6% of the outstanding shares of Common Stock (based on the number of shares outstanding as set forth in the Issuer's Form 10-Q for the fiscal quarter ended March 31, 1994). Danaher has the sole power to vote, or to direct the vote, and to dispose or direct the disposition of the shares of Common Stock owned by it.

          Set forth in Schedule B hereto is a summary of all transactions in shares of Common Stock effected by Danaher during the past 60 days. In each case, the transaction was effected by Danaher on the National Association of Securities Dealers, Inc.'s National Market System through normal brokerage transactions. Except as described above, neither Danaher nor, to the best knowledge of Danaher, any executive officer, director or controlling person of Danaher owns beneficially any shares of Common Stock or has engaged in any transactions in shares of Common Stock during the past 60 days.

Item 6.   Contracts, Arrangements, Understandings or
          Relationships with Respect to Securities of the Issuer.

          Neither Danaher nor, to the best knowledge of Danaher, any of its executive officers, directors or controlling persons has any contract, arrangement, understanding or relationship with any person with respect to any securities of the Issuer.

Item 7.   Material to Be Filed as Exhibits.

          None.
                          SIGNATURE


          After reasonable inquiry and to the best of my knowledge and belief, I certify that the information set forth in this statement is true, complete and correct.

Date:  August 12, 1994


                                 DANAHER CORPORATION



                                 By:\s\PATRICK W. ALLENDER
                                    Name:Patrick W. Allender
                                    Title:Sr. Vice President

                       SCHEDULE A

NAME
PRINCIPAL OCCUPATIONMortimer M. Caplin
Caplin & Drysdale
One Thomas Circle, NW, Ste. 1100
Washington, DC 20005
Senior Member of Caplin & Drysdale, a
law firm in Washington, DC, for over
five years; Director of Fairchild
Industries, Inc., Fairchild
Corporation, Presidential Realty
Corporation, and Unigene Laboratories,
Inc.
Donald J. Ehrlich
Wabash National Corporation
1000 Sagamore Parkway South
Lafayette, IN 47905
President, Chief Executive Officer and
Director of Wabash National
Corporation, a manufacturer of truck
trailers and bimodal vehicles, for
five years; Director of Indiana
Secondary Market Corporation and NBD
Bank, N.A., Northwest.
Walter G. Lohr, Jr.
Hogan & Hartson
111 S. Calvert Street, Ste. 1600
Baltimore, MD 21202-6191
Partner of Hogan and Hartson, a law
firm in Baltimore, Maryland, since
1992; attorney in private practice
1987-1992.
Steven M. RalesChairman of the Board of the Company
since 1984; Chief Executive Officer of
the Company until February 1990;
General Partner of Equity Group
Holdings, a partnership located in
Washington, DC with interests in
publicly traded securities,
manufacturing companies and media
operations since 1979; and Director of
Wabash National Corporation.

Mitchell P. RalesPresident of the Company from 1987 to
February 1990; Executive Vice
President of the Company from January
1984 to March 1987; General Partner of
Equity Group Holdings, a general
partnership located in Washington, DC
with interests in publicly traded
securities, manufacturing companies
and media operations, since 1979; and
Director of Wabash National
Corporation.
George M. ShermanPresident and Chief Executive Officer
of the Company since February 1990;
Executive Vice President and President
of the Power Tools and Home
Improvement Group of The Black &
Decker Corporation from 1985 to 1990.

A. Emmet Stephenson
Stephenson & Company
100 Garfield Street
Denver, CO 80206
President of Stephenson and Co., a
private investment management firm in
Denver, Colorado for more than five
years; Senior Partner of Stephenson
Merchant Banking for more than five
years.

Patrick W. AllenderSenior Vice President, Chief Financial
Officer and Secretary of Danaher

James H. DitkoffVice President-Finance/Tax of Danaher

C. Scott Brannan

Vice President Administration and
Controller of Danaher

Douglas A. Pertz

Vice President and Group Executive of
Danaher
John P. WatsonVice President and Group Executive of
Danaher
W. John WeinhardtVice President and Group Executive of
Danaher
                                SCHEDULE B


               No. of                                       Cumulative
DATE           Shares         Price          Purchase       Purchases

5-29          25,000          24.7500        618,750.00          618,750.00
6-1           10,000          24.8125        248,125.00          866,875.00
6-7            2,500          24.7500         61,875.00          928,750.00
6-8           14,000          24.8125        347,375.00        1,276,125.00
6-17           7,500          25.2500        189,375.00        1,465,500.00
6-20          10,000          25.2500        252,500.00        1,718,000.00
6-23           6,500          25.2500        164,125.00        1,882,125.00
7-1            3,000          25.3125         75,937.50        1,958,062.50
7-11           7,500          25.7500        193,125.00        2,151,187.50
7-19           5,000          25.7500        128,750.00        2,279,937.50
7-20           5,000          25.7500        128,750.00        2,408,687.50
7-21          65,000          26.1250      1,698,125.00        4,106,182.50
7-25          10,000          25.8125        258,125.00        4,364,937.50
7-26          15,000          25.8125        387,187.50        4,752,125.00
7-28          10,000          25.8125        258,125.00        5,010,250.00
8-1            8,000          25.8125        206,500.00        5,216,750.00
8-2          329,550          25.6875      8,465,315.63       13,682,065.63
8-5           10,000          25.8125        258,125.00       13,940,190.63